SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED COMPENSATION [Abstract]
Percent of market price (in hundredths)	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	1,200,000
Aggregate intrinsic value [Abstract]
Age participant attains for recognition of expenses from date of grant	65 years
Grant Date Weighted Average Fair Value [Abstract]
Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings	$ 6,300,000	$ 8,400,000	$ 10,100,000
Tax related benefits	2,400,000	2,600,000	2,400,000
Cash received from the exercise of stock options	600,000	1,000,000	1,500,000
Range of Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 18.57
Exercise price range, upper range (in dollars per share)	$ 23.08
Options outstanding (in shares)	25,000
Weighted average remaining contractual life	1 year 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 19.34
Options exercisable (in shares)	25,000
Weighted average exercise price (in dollars per share)	$ 19.34
Range of Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 23.09
Exercise price range, upper range (in dollars per share)	$ 26.11
Options outstanding (in shares)	20,000
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price (in dollars per share)	$ 23.86
Options exercisable (in shares)	20,000
Weighted average exercise price (in dollars per share)	$ 23.86
Range of Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 26.12
Exercise price range, upper range (in dollars per share)	$ 30.07
Options outstanding (in shares)	21,000
Weighted average remaining contractual life	2 years 9 months 18 days
Weighted average exercise price (in dollars per share)	$ 28.16
Options exercisable (in shares)	21,000
Weighted average exercise price (in dollars per share)	$ 28.16
Non-vested Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recognition period (in years)	5 years
Aggregate intrinsic value [Abstract]
Percentage of future grants that will be performance stock unit awards	100.00%	50.00%
Percentage of future grants that will be time vesting stock unit awards		50.00%
Percentage of stated performance metrics award of grant	150.00%	150.00%
Number of years to measure performance metrics	3 years	2 years
Non-vested Stock [Roll Forward]
Outstanding, Beginning (in shares)	497,000	339,000	400,000
Granted (in shares)	171,000	262,000	293,000
Vested (in shares)	(40,000)	(94,000)	(314,000)
Cancelled (in shares)	(24,000)	(10,000)	(40,000)
Outstanding, Ending (in shares)	604,000	497,000	339,000
Grant Date Weighted Average Fair Value [Abstract]
Outstanding, Beginning (in dollars per share)	$ 38.46	$ 33.22	$ 31.42
Granted (in dollars per share)	$ 55.21	$ 46.14	$ 36.09
Vested (in dollars per share)	$ 27.15	$ 40.57	$ 33.59
Cancelled ( in dollars per share)	$ 40.84	$ 42.22	$ 33.41
Outstanding, Ending Balance (in dollars per share)	$ 43.84	$ 38.46	$ 33.22
Aggregate Intrinsic Value	36,454,000	24,095,000	12,046,000	15,142,000
Total intrinsic values of shares vested	2,200,000	4,400,000	11,200,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period (in shares)	0	0	0
Expense recognition period (in years)	3 years
Expiration from date of grant (in years)	10 years
Stock Options [Roll Forward]
Outstanding, beginning of period (in shares)	93,000	141,000	207,000
Exercised (in shares)	(27,000)	(48,000)	(66,000)
Outstanding, end of period (in shares)	66,000	93,000	141,000	207,000
Exercisable, end of period (in shares)	66,000
Weighted Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 23.04	$ 22.35	$ 22.36
Exercised (in dollars per share)	$ 21.92	$ 21.00	$ 22.38
Outstanding, end of period (in dollars per share)	$ 23.49	$ 23.04	$ 22.35	$ 22.36
Exercisable, end of period (in dollars per share)	$ 23.49
Weighted average remaining life [Abstract]
Weighted average remaining life	1 year 8 months 12 days	2 years 2 months 12 days	2 years 8 months 12 days	3 years 1 month 6 days
Exercisable, weighted average remaining life	1 year 8 months 12 days
Aggregate intrinsic value [Abstract]
Aggregate intrinsic value of stock options, outstanding	2,438,000	2,374,000	1,859,000	3,222,000
Aggregate intrinsic value of stock options, exercisable	2,438,000
Aggregate intrinsic values of stock options exercised	800,000	1,100,000	900,000
Non-vested stock and performance stock units [Member]
Grant Date Weighted Average Fair Value [Abstract]
Compensation cost net yet recognized	$ 15,700,000
Compensation cost not yet recognized, period for recognition	1 year 11 months 23 days